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Octane All-Cap Value Energy ETF
OCTANE ALL-CAP VALUE ENERGY ETF – FUND SUMMARY
Investment Objective
The Octane All-Cap Value Energy ETF (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Octane All-Cap Value Energy ETF Octane All-Cap Value Energy ETF	[1]
Management Fees	0.60%
Distribution and Service (12b-1) Fees	none
Other Expenses	none	[2]
Total Annual Fund Operating Expenses	0.60%
Less: Fee Waiver	(0.30%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver	0.30%	[3]
[1]	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), will pay, or require a sub-adviser to pay, all of the Fund’s expenses, except for the following advisory fees, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses.
[2]	Based on estimated amounts for the current fiscal year.
[3]	The Adviser has agreed to reduce its unitary management fee to 0.30% of the Fund’s average daily net assets through at least October 31, 2025. This agreement may be terminated only by, or with the consent of, the Board of Trustees (the “Board”) of Tidal Trust II (the “Trust”), on behalf of the Fund, upon sixty (60) days’ written notice to the Adviser. This Agreement may not be terminated by the Adviser without the consent of the Board. The fee waiver is not subject to recoupment.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The management fee waiver discussed above is reflected only through October 31, 2025. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Octane All-Cap Value Energy ETF | Octane All-Cap Value Energy ETF | USD ($)	31	130

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or turns over its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its objective by investing in U.S.-listed equity securities of “Energy Companies.” Energy Companies are companies primarily involved in the business of oil & gas drilling and exploration, the production, lease or sale of oil & gas equipment, and services, integrated oil & gas, oil & gas exploration and production, oil & gas refining and marketing, oil & gas storage and transportation, and coal & consumable fuels industries.

The Fund considers an issuer to be an Energy Company if it meets at least one of the following tests: (1) at least 50% of its gross income or its net sales come from activities in energy-related industries; or (2) at least 50% of its total assets are devoted to producing revenues in energy-related industries. Please see the section below entitled “Additional Information About the Fund” for more information about the Fund’s scope of the term “Energy Companies.”

Octane Investments, Inc., the Fund’s sub-adviser (the “Sub-Adviser”), manages the Fund using a value investing approach. The Sub-Adviser seeks to identify Energy Companies with lower valuation metrics, particularly those with low price-to-forward-earnings (P/E) ratios (“Value Energy Companies”).

Selection Process

The Sub-Adviser employs a multi-faceted approach to selecting the Fund’s holdings, emphasizing the following criteria:

●	High Free Cash Flow: Targeting companies with substantial free cash flow, signaling potential access to capital beyond their operational expenses and investments.
●	Strong Balance Sheet: Seeking companies that, in the Sub-Adviser’s evaluation, maintain a robust balance sheet, indicative of financial health and stability.
●	Value Return to Shareholders: Focusing on companies with a track record of returning value to shareholders, primarily through dividends or share buybacks.
●	Quality Acreage and Low Breakevens: Identifying companies that possess profitable drilling locations and demonstrate the ability to operate efficiently, even in scenarios of low energy prices.

The Sub-Adviser seeks to strategically trim gains from equity securities of Energy Companies that appear overvalued or whose weighting in the Fund’s portfolio exceeds certain levels. Proceeds are reinvested in securities with lower valuations.

Portfolio Construction

The Fund’s portfolio will hold approximately 30 securities. The Fund’s allocations are driven by valuations across sub-sectors, attempting to overweight those sub-sectors that the Sub-Adviser views as having better valuation characteristics. The Fund limits investments in any single position from exceeding 5% of the Fund’s portfolio at the time of purchase. The Fund will not invest in companies whose primary business is extracting hydrocarbons from tar sands or oil sands.

The Fund is an “all-cap” fund and may invest in companies with a market capitalization exceeding $1 billion.

The Fund’s U.S.-listed equity securities include investments in foreign companies through U.S. exchange-traded American Depositary Receipts (“ADRs”), limited to companies whose primary stock listing and whose headquarters are in developed markets.

The Fund may hold up to 20% of its net assets in cash and cash equivalents (e.g., short-term U.S. Treasury securities).

The Fund will invest, under normal circumstances, at least 80% of its net assets plus the amount of borrowings for investment purposes, in equity securities of Value Energy Companies.

The Fund will be concentrated in energy-related industries.

Principal Investment Risks
Performance

Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may provide some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at www.octane.nyc.

Octane All-Cap Value Energy ETF | Risk Lose Money [Member]
As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Octane All-Cap Value Energy ETF | Equity Market Risk [Member]

Equity Market Risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests.

Octane All-Cap Value Energy ETF | Sector Risks [Member]

Sector Risks. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. To the extent that the Fund is focused in a particular sector or sectors or industry or group of industries, the Fund will be subject to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries The Fund may invest a significant portion of its assets in the following sectors and, therefore, the performance of the Fund could be negatively impacted by events affecting each of these sectors.

Octane All-Cap Value Energy ETF | Energy Sector Risks [Member]
●	Energy Sector Risks: The market value of energy sector investments can fall due to factors like fluctuating energy prices, geopolitical events, stricter regulations, resource depletion, and environmental accidents. Market volatility is also influenced by large producers and buyers, and companies in this sector may incur high costs and debts for resource expansion. Additionally, service and supply companies in the energy sector are vulnerable to demand and price fluctuations, and the sector’s sustainability concerns can affect investor and consumer preferences.

Octane All-Cap Value Energy ETF | Oil and Gas Sector Risks [Member]
●	Oil and Gas Sector Risks: Companies in the oil and gas sector are influenced by global energy prices, exploration and production costs, and are prone to environmental and legal risks. They also face challenges from natural disasters, geopolitical changes, economic conditions, and government policies. Investments in these companies are subject to wide value fluctuations, especially with their involvements in emerging markets, leading to potential significant impacts on the Fund’s performance.

Octane All-Cap Value Energy ETF | Value Investing Risk [Member]

Value Investing Risk. The value approach to investing involves the risk that stocks may remain undervalued. Value stocks may underperform the overall equity market if they remain out of favor in the market or are not undervalued in the market.

Octane All-Cap Value Energy ETF | Concentration Risk [Member]

Concentration Risk. The Fund’s investments will be concentrated in energy-related industries. As a result, the value of Shares may rise and fall more than the value of shares that invest in securities of companies in a broader range of industries.

Octane All-Cap Value Energy ETF | Market Capitalization Risk [Member]
Market Capitalization Risk.
Octane All-Cap Value Energy ETF | Large-Capitalization Investing [Member]
○	Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Octane All-Cap Value Energy ETF | Mid-Capitalization Investing [Member]
○	Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.

Octane All-Cap Value Energy ETF | Small-Capitalization Investing [Member]
○	Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

Octane All-Cap Value Energy ETF | ETF Risks [Member]
ETF Risks.
Octane All-Cap Value Energy ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
○	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as Authorized Participants or APs). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Octane All-Cap Value Energy ETF | Costs of Buying or Selling Shares [Member]
○	Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the bid-ask spread. The bid-ask spread varies over time for Shares based on trading volume and market liquidity. The bid-ask spread is generally smaller if Shares have more trading volume and market liquidity and larger if Shares have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund and/or increased market volatility may increase the bid-ask spread. Due to the costs of buying or selling Shares, including bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Octane All-Cap Value Energy ETF | Shares May Trade at Prices Other Than NAV [Member]

○	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility or changes in portfolio composition. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Octane All-Cap Value Energy ETF | Trading [Member]
○	Trading. Although Shares are listed for trading on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares and the liquidity of the Fund’s portfolio holdings may deteriorate.

Octane All-Cap Value Energy ETF | General Market Risk [Member]

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Investments in the Fund’s portfolio may underperform in comparison to investments in the general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, war, regulatory events, and government controls.

Octane All-Cap Value Energy ETF | Depositary Receipt Risk [Member]

Depositary Receipt Risk. Depositary receipts involve risks similar to those associated with investments in foreign securities and certain additional risks. Depositary receipts listed on U.S. exchanges are issued by banks or trust companies and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares (“Underlying Shares”). When the Fund invests in depositary receipts as a substitute for an investment directly in the Underlying Shares, the Fund is exposed to the risk that the depositary receipts may not provide a return that corresponds precisely with that of the Underlying Shares. The Fund may invest in unsponsored depositary receipts. The issuers of unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the value of the depositary receipts.

Octane All-Cap Value Energy ETF | Foreign Securities Risk [Member]

Foreign Securities Risk. Investments in securities of non-U.S. issuers involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient, or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities and instruments can be more volatile. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices.

Octane All-Cap Value Energy ETF | Management Risk [Member]
Management Risk. The Fund is actively managed and may not meet its investment objective based on the Sub-Adviser’s implementation of investment strategies for the Fund.
Octane All-Cap Value Energy ETF | New Fund Risk [Member]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Octane All-Cap Value Energy ETF | New Sub-Adviser Risk [Member]
New Sub-Adviser Risk. The Sub-Adviser is a newly formed entity and has no experience with managing an exchange-traded fund, which may limit the Sub-Adviser’s effectiveness.
Octane All-Cap Value Energy ETF | Operational Risk [Member]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Octane All-Cap Value Energy ETF | Recent Market Events Risk [Member]

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on their respective regions, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The wars in the Ukraine and in the Middle East have contributed to recent market volatility and may continue to do so.